Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on securities designated as available-for-sale, net of taxes	$ 63	$ 30